Income taxes	6 Months Ended
Sep. 30, 2018
Income Tax [Abstract]
Income taxes

13. Income taxes:

For the six months ended September 30, 2017, the difference between the effective statutory tax rate of 31% and the effective tax rate of 30.4% was mainly due to non-taxable revenue whereas non-deductible expenses increased the effective tax rate.

For the three months ended September 30, 2017, the difference between the effective statutory tax rate of 31% and the effective tax rate of 35.4% was mainly due to non-taxable revenue whereas non-deductible expenses increased the effective tax rate.

For the six months ended September 30, 2018, the difference between the effective statutory tax rate of 31% and the effective tax rate of 117.9% was mainly due to non-deductible expenses whereas non-taxable revenue decreased the effective tax rate.

For the three months ended September 30, 2018, the difference between the effective statutory tax rate of 31% and the effective tax rate of 2,077.8% was mainly due to non-deductible expenses whereas non-taxable revenue decreased the effective tax rate.